INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

The Company’s income tax provision is as follows:

	Year ended December 31,
	2019	2018	2017
Current tax expense:
Local	--	$2,164	$3,622
Foreign (*)	1,013	9,273	6,070
Deferred tax expense (benefit):
Local (see F below)	7,098	9,316	(82,370)
Foreign(*) (see E below)	(5,163)	(14,815)	(27,210)
Income tax expense (benefit)	$2,948	$5,938	$(99,888)

Schedule of Profit (Loss) Before Taxes

	Year ended December 31,
	2019	2018	2017
Profit (loss) before taxes:
Domestic	$103,432	$142,831	$198,008
Foreign (*)	(12,411)	(3,514)	3,760
Total profit before taxes	$91,021	$139,317	$201,768

(*) Foreign are amounts related to Tower’s Japanese and US subsidiaries.

Schedule of Deferred Tax Asset/Liability

The following is a summary of the components of the deferred tax assets and liabilities reflected in the balance sheets as of the respective dates (*)

	As of December 31,
	2019	2018
Deferred tax asset and liability - long-term:
Deferred tax assets:
Net operating loss carryforward	$78,783	$87,325
Employees benefits and compensation	4,819	4,914
Accruals and reserves	3,341	4,738
Research and development	15,276	12,292
Others	5,068	3,615
	107,287	112,884
Valuation allowance, see F below	(7,266)	(5,834)
Deferred tax assets	$100,021	$107,050
Deferred tax liabilities- long-term:
Depreciation and amortization	(77,966)	(82,001)
Gain on TPSCo acquisition	--	(1,240)
Others	(931)	(750)
Deferred tax liabilities	$(78,897)	$(83,991)

Presented in long term deferred tax assets	$66,362	$73,460
Presented in long term deferred tax liabilities	$(45,238)	$(50,401)

(*) Deferred tax assets and liabilities relating to Tower for the years 2019 and 2018 are computed based on the Israeli preferred enterprise tax rate of 7.5%.

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance at January 1, 2019	$14,783
Additions for tax positions of current year	778
Reduction due to statute of limitation of prior years	(448)
Balance at December 31, 2019	$15,113

Unrecognized tax benefits
Balance at January 1, 2018	$15,286
Additions for tax positions of current year	716
Reduction due to statute of limitation of prior years	(1,219)
Balance at December 31, 2018	$14,783

Unrecognized tax benefits
Balance at January 1, 2017	$8,969
Additions for tax positions	8,753
Reduction of prior years’ provision	(2,436)
Balance at December 31, 2017	$15,286

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the statutory tax rate to the effective tax rate is as follows:

	Year ended December 31,
	2019	2018	2017
Tax expense computed at statutory rates, see (*) below	$20,935	$32,044	$48,433
Effect of tax rate change on deferred tax liabilities, net (**)	314	(478)	(16,078)
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(16,396)	(23,150)	(33,298)
Change in Valuation allowance, see F below		(962)	(82,772)
Tax benefits for which deferred taxes were not recorded, see F below	--	--	(15,103)
Permanent differences and other, net	(1,905)	(1,516)	(1,070)
Income tax expense (benefit)	$2,948	$5,938	$(99,888)

(*) The tax expense (benefit) was computed based on Tower’s regular corporate tax rate of 23% for 2019, 23% for 2018 and 24% for 2017.

(**) Reduction in tax rates due to the U.S. Tax Reform and reduction in income tax rates in Japan.